Fair Value Of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Of Assets And Liabilities [Abstract]
Summary Of Balances Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

	December 31, 2011
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Available-for-sale securities
U.S. Treasury	$16,173	$—	$16,173	$—
U.S. Government agencies	765,916	—	765,916	—
Municipal	60,098	—	35,887	24,211
Corporate notes and other	169,936	—	169,936	—
Mortgage-backed	248,551	—	248,551	—
Equity securities	31,123	—	12,152	18,971
Trading account securities	2,490	—	2,490	—
Mortgage loans held-for-sale	306,838	—	306,838	—
Mortgage servicing rights	6,700	—	—	6,700
Nonqualified deferred compensations assets	4,299	—	4,299	—
Derivative assets	38,607	—	38,607	—

Total	$1,650,731	$—	$1,600,849	$49,882

Derivative liabilities	$50,081	$—	$50,081	$—

	December 31, 2010
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Available-for-sale securities
U.S. Treasury	$96,097	$—	$96,097	$—
U.S. Government agencies	884,055	—	884,055	—
Municipal	52,303	—	35,887	16,416
Corporate notes and other	261,915	—	252,074	9,841
Mortgage-backed	161,681	—	159,221	2,460
Equity securities	40,251	—	11,579	28,672
Trading account securities	4,879	71	436	4,372
Mortgage loans held-for-sale	356,662	—	356,662	—
Mortgage servicing rights	8,762	—	—	8,762
Nonqualified deferred compensations assets	3,613	—	3,613	—
Derivative assets	18,670	—	18,670	—

Total	$1,888,888	$71	$1,818,294	$70,523

Derivative liabilities	$29,974	$—	$29,974	$—

Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value On A Recurring Basis

(Dollars in thousands)	U.S. Agencies	Municipal	Corporate notes and other debt	Mortgage- backed	Equity securities	Trading Account Securities	Mortgage servicing rights
Balance at January 1, 2011	$—	$16,416	$9,841	$2,460	$28,672	$4,372	$8,762
Total net gains (losses) included in:
Net income (1)	—	—	(274)	(53)	—	—	(2,062)
Other comprehensive income	—	77	—	—	(6,101)	—	—
Purchases	—	26,425	7,246	1,126	1,800	—	—
Issuances	—	—	—	—	—	—	—
Sales	—	(19,469)	—	—	—	(4,372)	—
Settlements	—	(1,230)	(333)	(116)	—	—	—
Net transfers into (out of) Level 3 (2)	—	1,992	(16,480)	(3,417)	(5,400)	—	—

Balance at December 31, 2011	$—	$24,211	$—	$—	$18,971	$—	$6,700

(1)	Income for Corporate notes and other debt, and mortgage-backed are recognized as a component of interest income on securities. Additionally, changes in the balance of mortgage servicing rights are recorded as a component of mortgage banking revenue in non-interest income.
(2)

The transfer of available for sale securities into Level 3 is the result of the use of significant inputs that are unobservable in the market due to limited activity or a less liquid market.

Transfers out of Level 3 result from the availability and use of observable market information that market participatnts would use in pricing these securities

Transfers into/out of Level 3 are recognized at the end of the reporting period.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis during the year ended December 31, 2010 are summarized as follows:

(Dollars in thousands)	Municipal	Corporate notes and other debt	Mortgage- backed	Equity securities	Trading Account Securities	Mortgage servicing rights	Retained interests
Balance at January 1, 2010	$17,152	$51,194	$158,449	$26,800	$31,924	$6,745	$43,541
Total net gains (losses) included in:
Net income (1)	—	(35)	(7,947)	—	5,140	2,017	—
Other comprehensive income	—	1	2,520	(419)	—	—	—
Purchases, issuances, sales and settlements, net	3,551	(40,781)	(145,736)	2,291	(32,692)	—	(43,541)
Net transfers out of Level 3	(4,287)	(538)	(4,826)	—	—	—	—

Balance at December 31, 2010	$16,416	$9,841	$2,460	$28,672	$4,372	$8,762	$—

(1)	Income for Corporate notes, other debt and mortgage-backed is recognized as a component of interest income on securities. Income for trading account securities is recognized as a component of trading income in non-interest income and trading account securities interest income. Changes in the balance of mortgage servicing rights are recorded as a component of mortgage banking revenue in non-interest income.

Summary Of Assets Measured At Fair Value On A Nonrecurring Basis

					Twelve Months Ended December 31, 2011 Fair Value
	December 31, 2011				Losses (Gains)
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Recognized
Impaired loans	$226,538	$—	$—	$226,538	$48,461
Other real estate owned	86,523	—	—	86,523	26,620
Mortgage loans held-for-sale, at lower of cost or market	13,686	—	13,686	—	(358)

Total	$326,747	$—	$13,686	$313,061	$74,723

Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments

	At December 31, 2011		At December 31, 2010
(Dollars in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and cash equivalents	$169,704	$169,704	$172,580	$172,580
Interest bearing deposits with banks	749,287	749,287	865,575	865,575
Available-for-sale securities	1,291,797	1,291,797	1,496,302	1,496,302
Trading account securities	2,490	2,490	4,879	4,879
Brokerage customer receivables	27,925	27,925	24,549	24,549
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	100,434	100,434	82,407	82,407
Mortgage loans held-for-sale, at fair value	306,838	306,838	356,662	356,662
Mortgage loans held-for-sale, at lower of cost or market	13,686	13,897	14,785	14,841
Total loans	11,172,745	11,590,729	9,934,239	10,088,429
Mortgage servicing rights	6,700	6,700	8,762	8,762
Nonqualified deferred compensation assets	4,299	4,299	3,613	3,613
Derivative assets	38,607	38,607	18,670	18,670
FDIC indemnification asset	344,251	344,251	118,182	118,182
Accrued interest receivable and other	147,207	147,207	137,744	137,744

Total financial assets	$14,375,970	$14,794,165	$13,238,949	$13,393,195

Financial Liabilities
Non-maturity deposits	$7,424,367	7,424,367	$5,925,761	$5,925,761
Deposits with stated maturities	4,882,900	4,917,740	4,877,912	4,925,403
Notes payable	52,822	52,822	1,000	1,000
Federal Home Loan Bank advances	474,481	507,368	423,500	440,644
Subordinated notes	35,000	35,000	50,000	50,000
Other borrowings	443,753	443,753	260,620	260,620
Secured borrowings owed to securitization investors	600,000	603,294	600,000	600,333
Junior subordinated debentures	249,493	185,199	249,493	183,818
Derivative liabilities	50,081	50,081	29,974	29,974
Accrued interest payable and other	12,952	12,952	15,518	15,518

Total financial liabilities	$14,225,849	$14,232,576	$12,433,778	$12,433,071